401(k) Savings Plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, Employer matching contribution, percent of employees' gross pay	2.00%		2.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 0.1	$ 0.2	$ 0.1
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0.1